Note 6 - Share-based Payments - Number of Stock Options Outstanding (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Statement Line Items [Line Items]
Balance at beginning of period, options	3,826,952	2,549,098	3,025,826	2,453,586
Balance at beginning of period, weighted average exercise price	$ 5.07	$ 1.07	$ 2.61	$ 0.44
Grant (number of stock options)	508,500	468,809	1,406,480	643,263
Issued during the period, weighted average exercise price	$ 16.26	$ 10.04	$ 14.76	$ 9.95
Exercised during the period, options		(20,071)		(99,013)
Exercised during the period, weighted average exercise price		$ 0.29		$ 0.32
Forfeited during the period, options	(1,500)		(98,354)
Forfeited during the period, weighted average exercise price	$ 17		$ 10.43
Balance at end of period, options	4,333,952	2,997,836	4,333,952	2,997,836
Balance at end of period, weighted average exercise price	$ 6.38	$ 2.48	$ 6.38	$ 2.48